LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of future minimum lease payments
Year

2024	6,759
2025	6,257
2026	5,422
2027	5,345
2028	5,415
2029 and thereafter	30,681
Total lease payments	59,879
Less imputed interest	(13,414)
Total	46,465